Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of June 30, 2020 and December 31, 2019, intangible assets consist of:

	Software and software development costs	Trademarks	Total
Gross carrying amounts
Balance as of January 1, 2019	$4,083,543	$892,848	$4,976,391
Foreign currency translation	(53,061)	(11,603)	(64,664)
Balance as of December 31, 2019	4,030,482	881,245	4,911,727
Foreign currency translation	(56,456)	(12,344)	(68,800)
Balance as of June 30, 2020(Unaudited)	3,974,026	868,901	4,842,927
Accumulated amortization
Balance as of January 1, 2019	4,037,464	879,006	4,916,470
Amortization expense	45,889	12,275	58,164
Foreign currency translation	(52,871)	(11,532)	(64,403)
Balance as of December 31, 2019	4,030,482	879,749	4,910,231
Amortization expense	-	1,479	1,479
Foreign currency translation	(56,456)	(12,327)	(68,783)
Balance as of June 30, 2020(Unaudited)	3,974,026	868,901	4,842,927
Total amortized intangible assets, net as of June 30, 2020(Unaudited)	$-	$-	$-